Line of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Usage and availability of the line of credit

The usage and availability of the line of credit were as follows:

	December 31, 2012	December 31, 2011

Total Facility	$16,000	$16,000
Facility Used	$10,854	$12,525
Facility Available	$5,146	$3,475